Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Deficit [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at Dec. 31, 2017	$ 0	$ 383,010	$ (341,697)	$ 41,313
Balance (ASU 2014-09 [Member]) at Dec. 31, 2017					$ 0	$ 0	$ (1,788)	$ (1,788)
Balance (in shares) at Dec. 31, 2017	154,079
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	1,541	0	1,541
Issuance of common stock (in shares)	7,500
Stock based compensation	$ 0	1,295	0	1,295
Stock based compensation (in shares)	5,057
Net loss	$ 0	0	(21,058)	(21,058)
Balance at Dec. 31, 2018	$ 0	385,846	(364,543)	$ 21,303
Balance (in shares) at Dec. 31, 2018	166,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)				1,129,226
Issuance of common stock and warrants	$ 0	18,847	0	$ 18,847
Issuance of common stock and warrants (in shares)	1,505,638
Related parties liabilities released	$ 0	96	0	96
Stock based compensation	$ 0	1,310	0	1,310
Stock based compensation (in shares)	8,979
Net loss	$ 0	0	(11,698)	(11,698)
Balance at Dec. 31, 2019	$ 0	406,099	(376,241)	29,858
Balance (in shares) at Dec. 31, 2019	1,681,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants)	$ 7	71,828	0	71,835
Issuance of common stock (including the exercise of warrants) (in shares)	66,477,489
Stock based compensation	$ 0	869	0	869
Stock based compensation (in shares)	156,243
Issuable units (Notes 7, 8 & 9)	$ 0	6,021	0	6,021
Change in fair value of conversion option (Note 9)	0	4,924	0	4,924
Issuance of option for units (Note 9)	0	543	0	543
Net loss	0	0	(18,356)	(18,356)
Balance at Dec. 31, 2020	$ 7	$ 490,284	$ (394,597)	$ 95,694
Balance (in shares) at Dec. 31, 2020	68,314,985